Related Party Transactions	12 Months Ended
Dec. 31, 2014
Related Party Transactions
Related Party Transactions

12. Related Party Transactions

        The Company is a majority-owned subsidiary of Napo. The Company has total outstanding liabilities to Napo in the amount of $116,383 and $16,581 as of December 31, 2013 and 2014, respectively. Additionally, Lisa A. Conte, Chief Executive Officer of the Company, is also the interim Chief Executive Officer of Napo Pharmaceuticals, Inc.

        A member of the board of directors of the Company purchased 148,332 shares of the Company's preferred stock during the year ended December 31, 2014. The Company also issued a convertible promissory note for $200,000 to the same board member to whom the preferred stock was sold.